Leases - Summary of Future Aggregate Minimum Sub-lease Payments Expected to Received under Non-cancellable Sub-leases (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	£ 334
In less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	51
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	44
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	41
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	39
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	35
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	£ 124